Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Derivative financial instruments
Schedule of derivative financial instruments recognised at fair value in the Company's balance sheet

	At March 31,
	2018	2017	2016
	€M	€M	€M
Non-current assets
Gains on cash-flow hedging instruments – maturing after one year	2.6	23.0	88.5
	2.6	23.0	88.5
Current assets
Gains on cash flow hedging instruments – maturing within one year	212.1	286.3	269.1
	212.1	286.3	269.1
Total derivative assets	214.7	309.3	357.6
Current liabilities
Losses on cash flow hedging instruments – maturing within one year	(190.5)	(1.7)	(555.4)
	(190.5)	(1.7)	(555.4)
Non-current liabilities
Losses on cash flow hedging instruments – maturing after one year	(415.5)	(2.6)	(111.6)
	(415.5)	(2.6)	(111.6)
Total derivative liabilities	(606.0)	(4.3)	(667.0)
Net derivative financial instrument position at year-end	(391.3)	305.0	(309.4)

Schedule of derivative financial instruments recognised at fair value based on type of arrangements

	Fair value	Fair value	Fair value
	2018 (a)	2017 (a)	2016 (a)
	€M	€M	€M
Interest rate swaps (b)
Less than one year (c)	(0.7)	1.6	(10.4)
Between one and five years	(6.0)	6.3	(0.5)
After five years	—	—	2.7
	(6.7)	7.9	(8.2)
Foreign currency forward contracts (b)
Less than one year	(187.4)	224.8	266.6
Between one and five years	(407.0)	11.9	28.7
After five years	—	2.2	—
	(594.4)	238.9	295.3
Commodity forward contracts (d)
Less than one year	209.8	58.2	(542.6)
Between one and five years	—	—	(53.9)
	209.8	58.2	(596.5)
Net derivative position at year end	(391.3)	305.0	(309.4)

(a)	The derivative arrangements in the above table have been netted for disclosure purposes only. The amounts included on the Balance Sheet are gross amounts.

(b)

Additional information in relation to the above interest rate swaps and forward currency contracts (i.e. notional value and weighted average interest rates) can be found in Note 10 to the consolidated financial statements.

(c)

€1.0 million interest rate swap financial liabilities falling due within one year, is net of €0.3 million derivative financial assets, falling due within one year, in respect of cross currency interest rate swaps (see Note 10 to the consolidated financial statements).

(d)	€209.8 million commodity forward contracts relate solely to jet fuel derivative financial assets (see Note 10 of the consolidated financial statements).

Schedule of reclassified from other comprehensive income into the income statement

	Year ended March 31,
	2018	2017	2016
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for (gains)/losses recognised in fuel and oil operating expenses, net of tax	117.8	(504.6)	(891.4)
Interest rate swaps
Reclassification adjustments for (gains)/losses recognised in finance expense, net of tax	2.3	1.1	(15.4)
Foreign currency forward contracts
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	(0.5)	(10.8)	(28.4)
	119.6	(514.3)	(935.2)

Schedule of reclassified from other comprehensive income into the capitalised cost

	Year ended March 31,
	2018	2017	2016
	€M	€M	€M
Foreign currency forward contracts
Recognised in property plant and equipment – aircraft additions	108.4	109.7	(39.6)
	108.4	109.7	(39.6)

Schedule of derivatives that are designated as cash flow hedges were expect to occur and to impact on profit or loss

	Net	Expected
	Carrying	Cash
	Amount	Flows	2019	2020	2021	2022	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2018
Interest rate swaps	(6.7)	(6.7)	(0.7)	(0.2)	(0.6)	(1.0)	(4.2)
U.S. dollar currency forward contracts	(181.4)	(181.4)	(153.4)	(28.4)	0.4	—	—
U.S. dollar currency forward contracts to be capitalised in property, plant and equipment - aircraft additions	(413.0)	(413.0)	(34.0)	(75.5)	(82.9)	(99.7)	(120.9)
Commodity forward contracts	209.8	209.8	—	—	—	—	—
	(391.3)	(391.3)	(188.1)	(104.1)	(83.1)	(100.7)	(125.1)

	Net	Expected
	Carrying	Cash
	Amount	Flows	2018	2019	2020	2021	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2017
Interest rate swaps	7.9	7.5	1.5	0.2	1.9	1.5	2.4
U.S. dollar currency forward contracts	238.9	238.9	224.8	6.4	2.9	1.7	3.1
Commodity forward contracts	58.2	58.2	58.2	—	—	—	—
	305.0	304.6	284.5	6.6	4.8	3.2	5.5

	Net	Expected
	Carrying	Cash
	Amount	Flows	2017	2018	2019	2020	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2016
Interest rate swaps	(8.2)	26.2	(2.1)	4.0	2.8	3.8	17.7
U.S. dollar currency forward contracts	44.9	54.7	86.3	(37.1)	2.3	2.0	1.2
U.S. dollar currency forward contracts to be capitalised in property, plant and equipment - aircraft additions	250.4	241.7	180.3	61.4	—	—	—
Commodity forward contracts	(596.5)	(596.5)	(542.5)	(54.0)	—	—	—
	(309.4)	(273.9)	(278.0)	(25.7)	5.1	5.8	18.9